American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Quality ETF (AVUQ)
November 30, 2025

Avantis U.S. Quality ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.6%
Astronics Corp.(1)	1,984	108,267
ATI, Inc.(1)	4,048	408,038
Axon Enterprise, Inc.(1)	30	16,204
Boeing Co.(1)	2,052	387,828
BWX Technologies, Inc.	3,718	665,076
Carpenter Technology Corp.	958	305,161
General Electric Co.	3,075	917,734
Howmet Aerospace, Inc.	77	15,753
Lockheed Martin Corp.	46	21,062
Northrop Grumman Corp.	36	20,601
Textron, Inc.	255	21,206
TransDigm Group, Inc.	36	48,966
Woodward, Inc.	159	47,705
		2,983,601
Air Freight and Logistics — 0.0%
Expeditors International of Washington, Inc.	123	18,069
Automobile Components — 0.3%
Aptiv PLC(1)	51	3,955
Gentherm, Inc.(1)	262	9,346
Patrick Industries, Inc.(2)	2,006	217,089
Phinia, Inc.	525	28,397
Visteon Corp.	1,355	139,904
XPEL, Inc.(1)	1,099	51,081
		449,772
Automobiles — 1.4%
Ford Motor Co.	456	6,056
General Motors Co.	309	22,718
Harley-Davidson, Inc.	340	8,326
Tesla, Inc.(1)	5,920	2,546,606
Thor Industries, Inc.	172	18,167
		2,601,873
Banks — 0.4%
Bank of America Corp.	8,475	454,684
Citigroup, Inc.	779	80,704
Citizens Financial Group, Inc.	722	39,060
Comerica, Inc.	54	4,341
Esquire Financial Holdings, Inc.	293	29,904
Huntington Bancshares, Inc.	95	1,548
M&T Bank Corp.	35	6,658
PNC Financial Services Group, Inc.	66	12,587
Texas Capital Bancshares, Inc.(1)	422	38,052
Truist Financial Corp.	441	20,506
U.S. Bancorp	416	20,405
Zions Bancorp NA	251	13,361
		721,810
Beverages — 0.6%
Boston Beer Co., Inc., Class A(1)	663	129,152
Coca-Cola Co.	4,019	293,869
Molson Coors Beverage Co., Class B	31	1,442

Monster Beverage Corp.(1)	7,441	558,001
PepsiCo, Inc.	1,027	152,756
		1,135,220
Biotechnology — 1.3%
Alkermes PLC(1)	2,694	79,689
Amgen, Inc.	1,257	434,243
Arcellx, Inc.(1)	321	23,340
BioCryst Pharmaceuticals, Inc.(1)	623	4,473
Bridgebio Pharma, Inc.(1)	3,645	262,476
Exelixis, Inc.(1)	6,229	275,135
Gilead Sciences, Inc.	6,299	792,666
ImmunityBio, Inc.(1)(2)	1,163	2,745
Incyte Corp.(1)	686	71,660
Krystal Biotech, Inc.(1)	56	12,208
MannKind Corp.(1)	1,330	7,115
MiMedx Group, Inc.(1)	2,592	17,833
Novavax, Inc.(1)(2)	529	3,729
Regeneron Pharmaceuticals, Inc.	14	10,923
United Therapeutics Corp.(1)	266	129,276
Vertex Pharmaceuticals, Inc.(1)	695	301,359
		2,428,870
Broadline Retail — 6.3%
Amazon.com, Inc.(1)	44,368	10,347,505
eBay, Inc.	196	16,227
Etsy, Inc.(1)	813	44,081
Macy's, Inc.	391	8,743
MercadoLibre, Inc.(1)	492	1,019,315
		11,435,871
Building Products — 0.8%
A.O. Smith Corp.	3,537	233,371
Allegion PLC	64	10,626
Carrier Global Corp.	444	24,367
Fortune Brands Innovations, Inc.	25	1,291
Janus International Group, Inc.(1)	1,208	7,502
Johnson Controls International PLC	205	23,844
Lennox International, Inc.	919	458,461
Masterbrand, Inc.(1)	33	366
Simpson Manufacturing Co., Inc.	643	107,625
Trane Technologies PLC	1,270	535,280
Trex Co., Inc.(1)	976	34,140
UFP Industries, Inc.	11	1,023
		1,437,896
Capital Markets — 2.0%
Ameriprise Financial, Inc.	957	436,143
Ares Management Corp., Class A	76	11,921
Bank of New York Mellon Corp.	1,964	220,164
Blackstone, Inc.	151	22,109
Cboe Global Markets, Inc.	21	5,422
Charles Schwab Corp.	5,431	503,617
CME Group, Inc.	120	33,775
FactSet Research Systems, Inc.	11	3,050
Galaxy Digital, Inc., Class A(1)(2)	5,741	152,653
Goldman Sachs Group, Inc.	76	62,779
KKR & Co., Inc.	335	40,974
LPL Financial Holdings, Inc.	1,123	399,833

MarketAxess Holdings, Inc.	175	28,681
Moody's Corp.	1,223	600,224
MSCI, Inc.	132	74,411
Nasdaq, Inc.	360	32,731
Raymond James Financial, Inc.	138	21,602
Robinhood Markets, Inc., Class A(1)	5,231	672,131
S&P Global, Inc.	210	104,754
SEI Investments Co.	1,838	148,621
State Street Corp.	133	15,830
		3,591,425
Chemicals — 0.7%
Axalta Coating Systems Ltd.(1)	2,953	88,974
Chemours Co.	730	9,337
Corteva, Inc.	87	5,870
DuPont de Nemours, Inc.	314	12,488
Ecolab, Inc.	80	22,013
Linde PLC	333	136,636
LyondellBasell Industries NV, Class A	29	1,421
Mosaic Co.	153	3,747
NewMarket Corp.	415	316,865
Olin Corp.	991	20,910
PPG Industries, Inc.	14	1,400
Scotts Miracle-Gro Co.	314	17,779
Sherwin-Williams Co.	1,705	585,991
		1,223,431
Commercial Services and Supplies — 0.7%
Cintas Corp.	2,616	486,628
Copart, Inc.(1)	10,416	406,016
GEO Group, Inc.(1)	962	15,161
Republic Services, Inc.	126	27,349
Rollins, Inc.	3,477	213,766
Veralto Corp.	31	3,138
Waste Management, Inc.	285	62,093
		1,214,151
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	6,873	898,164
F5, Inc.(1)	41	9,806
Motorola Solutions, Inc.	1,712	632,892
Viasat, Inc.(1)	2,677	91,901
		1,632,763
Construction and Engineering — 1.4%
Centuri Holdings, Inc.(1)	2,429	54,628
Comfort Systems USA, Inc.	476	465,023
Dycom Industries, Inc.(1)	1,421	513,734
EMCOR Group, Inc.	1,523	936,752
Fluor Corp.(1)	520	22,324
Granite Construction, Inc.	2,984	320,870
Limbach Holdings, Inc.(1)(2)	168	11,886
Sterling Infrastructure, Inc.(1)	545	187,649
		2,512,866
Construction Materials — 0.3%
CRH PLC	147	17,634
Eagle Materials, Inc.	1,048	234,459
Martin Marietta Materials, Inc.	50	31,162

U.S. Lime & Minerals, Inc.	550	66,863
Vulcan Materials Co.	496	147,431
		497,549

Consumer Finance — 0.2%
American Express Co.	420	153,413
NerdWallet, Inc., Class A(1)	471	7,070
PROG Holdings, Inc.	198	5,698
SoFi Technologies, Inc.(1)	6,177	183,581
Synchrony Financial	202	15,627
		365,389
Consumer Staples Distribution & Retail — 2.5%
BJ's Wholesale Club Holdings, Inc.(1)	1,383	123,405
Costco Wholesale Corp.	3,476	3,175,639
Dollar General Corp.	53	5,803
Kroger Co.	322	21,664
Performance Food Group Co.(1)	215	20,870
Sprouts Farmers Market, Inc.(1)	2,985	250,173
Walmart, Inc.	8,148	900,435
		4,497,989
Containers and Packaging — 0.1%
AptarGroup, Inc.	1,299	162,050
Ball Corp.	164	8,123
Graphic Packaging Holding Co.	5,487	88,780
Sealed Air Corp.	52	2,233
		261,186
Distributors — 0.0%
LKQ Corp.	107	3,177
Diversified Consumer Services — 0.3%
ADT, Inc.	1,443	11,905
Grand Canyon Education, Inc.(1)	1,781	280,935
H&R Block, Inc.	295	12,426
Stride, Inc.(1)	2,989	189,891
Universal Technical Institute, Inc.(1)	3,263	75,114
		570,271
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	938	24,407
IDT Corp., Class B	538	26,776
Iridium Communications, Inc.	4,057	66,535
Verizon Communications, Inc.	498	20,473
		138,191
Electric Utilities — 0.4%
American Electric Power Co., Inc.	198	24,507
Constellation Energy Corp.	759	276,549
Edison International	24	1,413
Entergy Corp.	189	18,431
Exelon Corp.	766	36,094
FirstEnergy Corp.	468	22,333
NRG Energy, Inc.	1,917	324,912
PG&E Corp.	565	9,108
Southern Co.	284	25,878
Xcel Energy, Inc.	398	32,680
		771,905
Electrical Equipment — 0.9%
AMETEK, Inc.	142	28,100

Atkore, Inc.	274	18,344
Emerson Electric Co.	264	35,212
Fluence Energy, Inc.(1)(2)	1,308	25,689
GE Vernova, Inc.	1,382	828,882
Generac Holdings, Inc.(1)	239	36,240
Nextpower, Inc., Class A(1)	281	25,745
Powell Industries, Inc.	258	83,391
Preformed Line Products Co.	34	6,979
Vertiv Holdings Co., Class A	3,452	620,428
		1,709,010
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	3,476	489,768
CDW Corp.	11	1,586
Corning, Inc.	168	14,146
Daktronics, Inc.(1)	3,607	68,281
Flex Ltd.(1)	16,268	961,601
Insight Enterprises, Inc.(1)	975	84,406
Keysight Technologies, Inc.(1)	30	5,938
Littelfuse, Inc.	650	166,413
Napco Security Technologies, Inc.	1,566	63,266
Ralliant Corp.	491	24,241
TE Connectivity PLC	45	10,177
Vontier Corp.	13	472
		1,890,295
Energy Equipment and Services — 0.2%
Baker Hughes Co.	488	24,497
Cactus, Inc., Class A	671	28,799
Halliburton Co.	613	16,073
SLB Ltd.	245	8,879
TechnipFMC PLC	7,249	328,090
		406,338
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)	1,064	2,607
Electronic Arts, Inc.	15	3,030
IMAX Corp.(1)	1,135	42,108
Liberty Media Corp.-Liberty Live, Class C(1)	128	10,139
Lionsgate Studios Corp.(1)	486	3,626
Madison Square Garden Entertainment Corp.(1)	158	7,816
Marcus Corp.	349	5,479
Netflix, Inc.(1)	21,244	2,285,430
Warner Bros Discovery, Inc.(1)	16,964	407,136
		2,767,371
Financial Services — 2.9%
Affirm Holdings, Inc.(1)	1,537	109,050
Block, Inc.(1)	1,301	86,907
Corpay, Inc.(1)	8	2,366
Equitable Holdings, Inc.	2,989	139,557
Fiserv, Inc.(1)	157	9,651
Mastercard, Inc., Class A	3,251	1,789,773
Payoneer Global, Inc.(1)	19,068	110,213
PayPal Holdings, Inc.	57	3,573
Sezzle, Inc.(1)(2)	70	4,323
Visa, Inc., Class A	8,809	2,946,082
Western Union Co.(2)	3,466	30,466
		5,231,961

Food Products — 0.1%
Darling Ingredients, Inc.(1)	879	32,180
General Mills, Inc.	113	5,351
Hershey Co.	53	9,968
Lamb Weston Holdings, Inc.	2,581	152,434
Mondelez International, Inc., Class A	156	8,981
		208,914
Ground Transportation — 0.9%
ArcBest Corp.	230	14,759
Covenant Logistics Group, Inc.	133	2,652
CSX Corp.	518	18,317
Heartland Express, Inc.	580	4,559
Landstar System, Inc.	829	108,466
Lyft, Inc., Class A(1)	12,368	260,099
Norfolk Southern Corp.	83	24,243
Old Dominion Freight Line, Inc.	2,026	274,098
Saia, Inc.(1)	362	101,925
Uber Technologies, Inc.(1)	8,299	726,494
U-Haul Holding Co.(1)	15	790
U-Haul Holding Co.	135	6,495
Union Pacific Corp.	392	90,877
XPO, Inc.(1)	167	23,724
		1,657,498
Health Care Equipment and Supplies — 1.1%
Align Technology, Inc.(1)	112	16,485
Alphatec Holdings, Inc.(1)	553	12,470
Baxter International, Inc.	480	8,995
Becton Dickinson & Co.	34	6,597
Boston Scientific Corp.(1)	1,038	105,440
Dexcom, Inc.(1)	5,102	323,824
Edwards Lifesciences Corp.(1)	1,319	114,318
GE HealthCare Technologies, Inc.	258	20,637
Globus Medical, Inc., Class A(1)	37	3,368
Haemonetics Corp.(1)	825	67,114
IDEXX Laboratories, Inc.(1)	1,002	754,386
Intuitive Surgical, Inc.(1)	854	489,752
Masimo Corp.(1)	612	87,167
Penumbra, Inc.(1)	25	7,329
Solventum Corp.(1)	150	12,789
Stryker Corp.	109	40,459
		2,071,130
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc.(1)	285	4,902
Aveanna Healthcare Holdings, Inc.(1)	307	2,867
Cardinal Health, Inc.	20	4,245
Cencora, Inc.	792	292,193
Centene Corp.(1)	76	2,990
Cigna Group	1	277
Concentra Group Holdings Parent, Inc.	895	18,401
CVS Health Corp.	264	21,215
Ensign Group, Inc.	187	34,696
HCA Healthcare, Inc.	266	135,205
Labcorp Holdings, Inc.	99	26,609
McKesson Corp.	106	93,399
Molina Healthcare, Inc.(1)	26	3,855

Progyny, Inc.(1)	962	25,368
Select Medical Holdings Corp.	1,110	17,194
Surgery Partners, Inc.(1)	666	11,369
UnitedHealth Group, Inc.	1	330
		695,115
Hotels, Restaurants and Leisure — 3.3%
Accel Entertainment, Inc.(1)	8,323	85,228
Airbnb, Inc., Class A(1)	3,473	406,306
BJ's Restaurants, Inc.(1)	1,230	47,171
Booking Holdings, Inc.	31	152,355
Boyd Gaming Corp.	4,709	392,260
Brightstar Lottery PLC	833	13,028
Brinker International, Inc.(1)	1,532	235,606
Carnival Corp.(1)	7,512	193,659
Cheesecake Factory, Inc.	4,298	204,843
Chipotle Mexican Grill, Inc.(1)	20,719	715,220
Choice Hotels International, Inc.	82	7,483
Darden Restaurants, Inc.	387	69,497
DoorDash, Inc., Class A(1)	80	15,870
Expedia Group, Inc.	689	176,170
Hilton Worldwide Holdings, Inc.	7	1,995
Las Vegas Sands Corp.	1,741	118,667
MGM Resorts International(1)	268	9,458
Monarch Casino & Resort, Inc.	1,019	98,415
Norwegian Cruise Line Holdings Ltd.(1)	10,944	202,026
Planet Fitness, Inc., Class A(1)	248	27,769
Red Rock Resorts, Inc., Class A	4,893	286,583
Royal Caribbean Cruises Ltd.	5,008	1,333,380
Starbucks Corp.	214	18,642
Target Hospitality Corp.(1)	117	913
Texas Roadhouse, Inc.	3,121	546,955
Travel & Leisure Co.	3,383	232,006
Wingstop, Inc.	40	10,589
Wyndham Hotels & Resorts, Inc.	109	7,979
Yum! Brands, Inc.	2,191	335,683
		5,945,756
Household Durables — 0.1%
Garmin Ltd.	37	7,227
Installed Building Products, Inc.	626	167,780
Lennar Corp., B Shares	1	124
Lennar Corp., Class A	47	6,171
Mohawk Industries, Inc.(1)	14	1,623
NVR, Inc.(1)	1	7,507
PulteGroup, Inc.	249	31,670
		222,102
Household Products — 0.1%
Church & Dwight Co., Inc.	112	9,538
Colgate-Palmolive Co.	664	53,379
Kimberly-Clark Corp.	177	19,314
Oil-Dri Corp. of America	224	12,192
		94,423
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc., Class A	374	12,791
Clearway Energy, Inc., Class C	349	12,780
Talen Energy Corp.(1)	1,170	461,296

Vistra Corp.	2,977	532,466
		1,019,333

Insurance — 0.7%
Aflac, Inc.	248	27,357
Allstate Corp.	33	7,028
American International Group, Inc.	449	34,196
Aon PLC, Class A	54	19,112
Assurant, Inc.	36	8,214
Goosehead Insurance, Inc., Class A	45	3,220
Hanover Insurance Group, Inc.	125	23,194
Hartford Insurance Group, Inc.	265	36,313
Kinsale Capital Group, Inc.	197	75,825
Loews Corp.	76	8,198
Marsh & McLennan Cos., Inc.	148	27,150
MetLife, Inc.	209	16,001
Primerica, Inc.	290	74,623
Progressive Corp.	2,592	593,024
Prudential Financial, Inc.	128	13,856
RenaissanceRe Holdings Ltd.	993	259,342
Skyward Specialty Insurance Group, Inc.(1)	795	38,923
Travelers Cos., Inc.	33	9,664
W.R. Berkley Corp.	145	11,265
		1,286,505
Interactive Media and Services — 12.7%
Alphabet, Inc., Class A	27,295	8,739,313
Alphabet, Inc., Class C	21,960	7,029,835
Cargurus, Inc.(1)	3,977	140,309
Cars.com, Inc.(1)	1,269	14,720
Match Group, Inc.	626	20,852
Meta Platforms, Inc., Class A	11,271	7,303,045
Pinterest, Inc., Class A(1)	36	940
		23,249,014
IT Services — 0.5%
Akamai Technologies, Inc.(1)	34	3,044
Cognizant Technology Solutions Corp., Class A	280	21,759
Gartner, Inc.(1)	809	188,287
GoDaddy, Inc., Class A(1)	1,912	244,468
Kyndryl Holdings, Inc.(1)	13,526	349,376
Okta, Inc.(1)	76	6,105
Snowflake, Inc., Class A(1)	82	20,602
		833,641
Leisure Products — 0.0%
Brunswick Corp.	323	21,353
Malibu Boats, Inc., Class A(1)	40	1,136
		22,489
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	129	19,801
Danaher Corp.	150	34,017
Mettler-Toledo International, Inc.(1)	62	91,557
Thermo Fisher Scientific, Inc.	12	7,090
Waters Corp.(1)	21	8,472
West Pharmaceutical Services, Inc.	321	88,997
		249,934
Machinery — 0.9%
Albany International Corp., Class A	182	8,678

Atmus Filtration Technologies, Inc.	3,541	179,210
Blue Bird Corp.(1)	2,162	112,900
Caterpillar, Inc.	588	338,547
Cummins, Inc.	44	21,911
Dover Corp.	192	35,574
Fortive Corp.	224	11,979
Illinois Tool Works, Inc.	165	41,131
Ingersoll Rand, Inc.	223	17,916
Lincoln Electric Holdings, Inc.	1,386	331,850
Lindsay Corp.	571	65,625
Middleby Corp.(1)	75	8,865
Mueller Industries, Inc.	2,781	305,548
Oshkosh Corp.	153	19,612
Otis Worldwide Corp.	173	15,371
Parker-Hannifin Corp.	20	17,234
REV Group, Inc.	1,668	88,854
Snap-on, Inc.	30	10,201
Stanley Black & Decker, Inc.	1	72
Wabash National Corp.	198	1,671
Westinghouse Air Brake Technologies Corp.	125	26,069
Xylem, Inc.	248	34,886
		1,693,704
Media — 0.0%
Comcast Corp., Class A	721	19,243
News Corp., Class A	84	2,157
News Corp., Class B	83	2,443
Omnicom Group, Inc.	114	8,165
Optimum Communications, Inc., Class A(1)	1,172	2,227
TechTarget, Inc.(1)	546	2,856
Trade Desk, Inc., Class A(1)	601	23,775
		60,866
Metals and Mining — 0.5%
Alpha Metallurgical Resources, Inc.(1)	603	96,004
Cleveland-Cliffs, Inc.(1)	2,009	26,197
Coeur Mining, Inc.(1)	15,354	265,164
Commercial Metals Co.	7	446
Freeport-McMoRan, Inc.	11,577	497,579
Newmont Corp.	339	30,757
Nucor Corp.	42	6,699
Steel Dynamics, Inc.	67	11,245
Warrior Met Coal, Inc.	237	18,555
		952,646
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.	140	5,597
CMS Energy Corp.	360	27,158
DTE Energy Co.	249	34,120
NiSource, Inc.	651	28,729
Public Service Enterprise Group, Inc.	128	10,691
		106,295
Oil, Gas and Consumable Fuels — 1.4%
Antero Resources Corp.(1)	1,023	37,268
APA Corp.	627	15,656
Centrus Energy Corp., Class A(1)(2)	864	224,035
Cheniere Energy, Inc.	5,425	1,130,895
Coterra Energy, Inc.	394	10,575

DT Midstream, Inc.	19	2,308
EOG Resources, Inc.	122	13,158
EQT Corp.	3,217	195,787
Kinder Morgan, Inc.	1,243	33,959
Magnolia Oil & Gas Corp., Class A	7,915	183,153
Matador Resources Co.	5,613	237,991
Occidental Petroleum Corp.	67	2,814
ONEOK, Inc.	397	28,909
PBF Energy, Inc., Class A	838	28,894
Phillips 66	3	411
Range Resources Corp.	687	27,130
Targa Resources Corp.	2,360	413,732
Williams Cos., Inc.	327	19,924
		2,606,599
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,069	169,679
Sylvamo Corp.	3	142
		169,821
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(1)	88	3,772
Delta Air Lines, Inc.	360	23,076
Frontier Group Holdings, Inc.(1)(2)	368	1,678
SkyWest, Inc.(1)	14	1,421
United Airlines Holdings, Inc.(1)	187	19,067
		49,014
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	4,653	228,928
Eli Lilly & Co.	1,687	1,814,318
Merck & Co., Inc.	1,154	120,974
Viatris, Inc.	508	5,430
Xeris Biopharma Holdings, Inc.(1)	1,162	8,343
Zoetis, Inc.	1,598	204,832
		2,382,825
Professional Services — 0.4%
Amentum Holdings, Inc.(1)	2	57
Automatic Data Processing, Inc.	945	241,258
Broadridge Financial Solutions, Inc.	63	14,370
CRA International, Inc.	464	81,822
Dayforce, Inc.(1)	30	2,073
Equifax, Inc.	34	7,221
Jacobs Solutions, Inc.	33	4,449
Legalzoom.com, Inc.(1)	1,764	16,458
Paychex, Inc.	38	4,244
SS&C Technologies Holdings, Inc.	203	17,446
Upwork, Inc.(1)	6,131	121,026
Verisk Analytics, Inc.	746	167,902
		678,326
Real Estate Management and Development — 0.1%
CoStar Group, Inc.(1)	403	27,726
Forestar Group, Inc.(1)	46	1,174
Howard Hughes Holdings, Inc.(1)	616	55,150
Marcus & Millichap, Inc.	273	7,999
Opendoor Technologies, Inc.(1)	8,781	67,614
		159,663

Semiconductors and Semiconductor Equipment — 17.0%
Advanced Micro Devices, Inc.(1)	7,173	1,560,343
Analog Devices, Inc.	119	31,576
Applied Materials, Inc.	697	175,818
Broadcom, Inc.	19,606	7,900,434
Cirrus Logic, Inc.(1)	1,098	132,133
First Solar, Inc.(1)	537	146,558
KLA Corp.	1,379	1,620,973
Microchip Technology, Inc.	180	9,644
Monolithic Power Systems, Inc.	4	3,713
NVIDIA Corp.	108,875	19,270,875
NXP Semiconductors NV	10	1,949
Photronics, Inc.(1)	651	14,915
Power Integrations, Inc.	100	3,360
Qnity Electronics, Inc.	157	12,731
QUALCOMM, Inc.	331	55,638
Texas Instruments, Inc.	964	162,212
		31,102,872
Software — 13.9%
A10 Networks, Inc.	6,491	111,775
Adobe, Inc.(1)	1,593	509,967
AppLovin Corp., Class A(1)	1,848	1,107,839
Autodesk, Inc.(1)	859	260,569
Cadence Design Systems, Inc.(1)	606	188,975
Docusign, Inc.(1)	2,209	153,194
Dropbox, Inc., Class A(1)	990	29,581
Fair Isaac Corp.(1)	3	5,418
Fortinet, Inc.(1)	11,532	935,591
HubSpot, Inc.(1)	13	4,775
InterDigital, Inc.	1,423	509,078
Intuit, Inc.	1,378	873,762
Manhattan Associates, Inc.(1)	1,203	212,269
MARA Holdings, Inc.(1)(2)	294	3,472
Microsoft Corp.	29,814	14,668,786
Nutanix, Inc., Class A(1)	3,745	179,011
Oracle Corp.	7,460	1,506,547
Palantir Technologies, Inc., Class A(1)	10,712	1,804,437
Palo Alto Networks, Inc.(1)	2,745	521,907
Pegasystems, Inc.	2,162	118,413
Procore Technologies, Inc.(1)	87	6,443
Qualys, Inc.(1)	2,821	397,338
Roper Technologies, Inc.	63	28,112
Rubrik, Inc., Class A(1)	355	24,609
Salesforce, Inc.	394	90,833
ServiceNow, Inc.(1)	864	701,922
Strategy, Inc., Class A(1)	2,168	384,126
Synopsys, Inc.(1)	121	50,579
Tyler Technologies, Inc.(1)	4	1,879
Workday, Inc., Class A(1)	50	10,781
Yext, Inc.(1)	2,545	21,429
		25,423,417
Specialized REITs — 0.0%
Millrose Properties, Inc.	16	487
Specialty Retail — 2.4%
Arhaus, Inc.(1)	667	6,897

AutoNation, Inc.(1)	597	126,140
AutoZone, Inc.(1)	129	510,109
Best Buy Co., Inc.	173	13,715
Burlington Stores, Inc.(1)	1,685	425,008
Camping World Holdings, Inc., Class A	802	8,974
Floor & Decor Holdings, Inc., Class A(1)	1,251	79,589
Murphy USA, Inc.	828	318,838
O'Reilly Automotive, Inc.(1)	3,332	338,864
Ross Stores, Inc.	1,542	271,947
Signet Jewelers Ltd.	2,683	268,729
TJX Cos., Inc.	8,131	1,235,262
Tractor Supply Co.	1,251	68,530
Ulta Beauty, Inc.(1)	1,339	721,493
Wayfair, Inc., Class A(1)	204	22,603
		4,416,698
Technology Hardware, Storage and Peripherals — 10.8%
Apple, Inc.	67,793	18,904,078
Hewlett Packard Enterprise Co.	110	2,406
HP, Inc.	173	4,225
NetApp, Inc.	140	15,618
Sandisk Corp.(1)	1,729	386,051
Seagate Technology Holdings PLC	151	41,780
Super Micro Computer, Inc.(1)	11,067	374,618
Western Digital Corp.	244	39,853
		19,768,629
Textiles, Apparel and Luxury Goods — 0.7%
Capri Holdings Ltd.(1)	244	6,190
Crocs, Inc.(1)	1,954	166,051
Deckers Outdoor Corp.(1)	2,883	253,790
Levi Strauss & Co., Class A	1,422	31,327
Lululemon Athletica, Inc.(1)	3,154	580,904
Ralph Lauren Corp.	512	188,073
Tapestry, Inc.	1,056	115,400
Under Armour, Inc., Class A(1)(2)	2,297	10,612
Under Armour, Inc., Class C(1)	1,253	5,551
		1,357,898
Trading Companies and Distributors — 0.9%
Boise Cascade Co.	928	70,751
Fastenal Co.	3,570	144,228
FTAI Aviation Ltd.	1,575	272,853
Herc Holdings, Inc.	1,029	138,164
WESCO International, Inc.	901	240,936
WW Grainger, Inc.	902	855,664
		1,722,596
Water Utilities — 0.0%
Essential Utilities, Inc.	349	13,817
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	110	22,991
TOTAL COMMON STOCKS (Cost $164,021,383)		182,743,268
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc., Series A(1)	188	226
Opendoor Technologies, Inc., Series K(1)	307	585

Opendoor Technologies, Inc., Series Z(1)	101	99
		910
TOTAL WARRANTS (Cost $—)		910
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	156,972	156,972
State Street Navigator Securities Lending Government Money Market Portfolio(3)	243,208	243,208
TOTAL SHORT-TERM INVESTMENTS (Cost $400,180)		400,180
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $164,421,563)		183,144,358
OTHER ASSETS AND LIABILITIES — (0.1)%		(195,886)
TOTAL NET ASSETS — 100.0%		$182,948,472

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $385,369. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $392,586, which includes securities collateral of $149,378.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.